Income Tax (Expense) Recovery (Tables)	6 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Components of Provision for Income Tax (Expense) Recovery

The components of the provision for income tax (expense) recovery are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
	$	$	$	$
Current	(2,630)	(3,398)	(2,828)	(6,563)
Deferred	1,878	205	3,071	572

Income tax (expense) recovery	(752)	(3,193)	243	(5,991)

Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities

The following reflects the changes in the Company’s unrecognized tax benefits, recorded in other long-term liabilities, from December 31, 2014 to June 30, 2015:

Balance of unrecognized tax benefits as at January 1, 2015	$20,335
Increase for positions related to the current period	1,802
Decrease related to statute of limitations	(1,447)

Balance of unrecognized tax benefits as at June 30, 2015	$20,690